SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (3,726,580)	$ (477,767)	$ (1,039,994)	$ (986,487)
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense at statutory rate	$ (614,886)	$ (78,832)	$ (171,599)	$ (162,770)
Items not subject to taxes	(10,398)	(1,333)	(60,838)	(124,491)
Items not deductible from tax	33,264	4,265		96
Property and equipment	4,997	641	4,052	(8,100)
Valuation allowance	587,023	75,259	228,385	295,265
Under provision of prior years			2,509
Income tax expense			$ 2,509